Annual Total Returns[BarChart] - PGIM Total Return Bond Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.78%	9.82%	(0.92%)	7.09%	(0.04%)	4.82%	6.62%	(0.73%)	11.04%	8.00%